Equity Activity (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	$ (21,885)		$ (18,743)		$ (18,830)
Other comprehensive income before reclassifications	(5,177)		(4,461)		(739)
Amount reclassified from accumulated other comprehensive income	1,303		1,319		826
Changes for period	(3,874)	[1]	(3,142)	[1]	87	[1]
Balance at the End of the Period	(25,759)		(21,885)		(18,743)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	71		(96)		(481)
Other comprehensive income before reclassifications	5		(162)		251
Amount reclassified from accumulated other comprehensive income	(167)		329		134
Changes for period	(161)		167		385
Balance at the End of the Period	(90)		71		(96)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	1,767		2,478		1,836
Other comprehensive income before reclassifications	(34)		(711)		643
Amount reclassified from accumulated other comprehensive income	0		0		0
Changes for period	(34)		(711)		643
Balance at the End of the Period	1,733		1,767		2,478
Net Change Retirement- related Benefit Plans
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	(23,737)		(21,289)		(20,297)
Other comprehensive income before reclassifications	(5,164)		(3,581)		(1,684)
Amount reclassified from accumulated other comprehensive income	1,495		1,133		692
Changes for period	(3,669)		(2,448)		(992)
Balance at the End of the Period	(27,406)		(23,737)		(21,289)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	13		164		113
Other comprehensive income before reclassifications	16		(7)		51
Amount reclassified from accumulated other comprehensive income	(25)		(143)		0
Changes for period	(9)		(150)		51
Balance at the End of the Period	$ 4		$ 13		$ 164

[1]	Amounts may not add due to rounding.